Annual Fund Operating Expenses	Sep. 28, 2026
Reinhart Mid Cap PMV Fund Series
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 28, 2027
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.32%
Expenses (as a percentage of Assets)	1.52%	[3]
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	1.20%	[1],[2],[3]
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[2]
Component2 Other Expenses	0.32%
Expenses (as a percentage of Assets)	1.27%	[3]
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[1],[2],[3]
Reinhart Mid Cap PMV Fund Series | Reinhart Mid Cap PMV Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[2]
Component2 Other Expenses	0.32%
Expenses (as a percentage of Assets)	1.12%	[3]
Fee Waiver or Reimbursement	(0.32%)	[3]
Net Expenses (as a percentage of Assets)	0.80%	[1],[2],[3]
Reinhart Genesis PMV Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 28, 2027
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[5]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.31%	[4],[5]
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	1.20%	[4],[5],[6]
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[5]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.06%	[4],[5]
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	0.95%	[4],[5],[6]
Reinhart Genesis PMV Fund | Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[5]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.91%	[4],[5]
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	0.80%	[4],[5],[6]
Reinhart International PMV Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 28, 2027
Reinhart International PMV Fund | Reinhart International PMV Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Component1 Other Expenses	0.15%
Component2 Other Expenses	9.75%
Expenses (as a percentage of Assets)	10.85%	[7]
Fee Waiver or Reimbursement	(9.90%)	[8]
Net Expenses (as a percentage of Assets)	0.95%	[8]

[1]	Restated to reflect a reduction in the Fund’s management fee effective as of September 28, 2026.
[2]	The Total Annual Fund Operating Expenses for the Investor Class and the Advisor Class do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.

[3]	Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor Class and 0.80% of the average daily net assets of the Institutional Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

[4]	Restated to reflect a reduction in the Fund’s management fee effective as of September 28, 2026.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the
Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.

[6]	Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class and 0.95% of the average daily net assets of the Advisor Class, and 0.80% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.
[7]	Restated to reflect the Fund’s current operating expenses.
[8]	Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.95% of the average daily net assets of the Advisor Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the date such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation
Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser,
with the consent of the Board.